Label	Element	Value
BNY Mellon Smallcap Stock Index Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks to match the performance of the S&P SmallCap 600® Index.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47.87% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	47.87%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund generally is fully invested in all of the stocks that comprise the S&P SmallCap 600® Index and in futures whose performance is tied to the index. The fund generally invests in all of the stocks in the index in proportion to their weighting in the index; however, at times, the fund may invest in a representative sample of stocks included in the index and in futures whose performance is tied to the index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the index.

Because the fund has expenses, performance will tend to be slightly lower than that of the S&P SmallCap 600® Index. The fund attempts to have a correlation between its performance and that of the S&P SmallCap 600® Index of at least .95, before fees and expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The S&P SmallCap 600® Index is an unmanaged index of the common stocks of 600 small-sized companies in the U.S. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). As of February 2026, companies included in the S&P SmallCap 600® Index generally have market capitalizations ranging between approximately $1.2 billion and $8.0 billion.

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the index is concentrated.  In addition, to the extent the fund purchases securities comprising the SmallCap 600® Index, the fund may, from time to time, invest a significant portion of its assets in securities of companies in certain sectors.

"Standard & Poor's®," "S&P®" and "S&P SmallCap 600® Index" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P 1500® Index, a broad measure of market performance, and the S&P SmallCap 600® Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments. Prior to August 31, 2016, the fund's Investor shares were undesignated.

Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2020, Q4: 31.15 Worst Quarter 2020, Q1: (32.76)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class I shares, periods prior to the inception date reflect the performance of the fund's Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/25)
BNY Mellon Smallcap Stock Index Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Smallcap Stock Index Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Smallcap Stock Index Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Smallcap Stock Index Fund | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

BNY Mellon Smallcap Stock Index Fund | · Risks of stock investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

BNY Mellon Smallcap Stock Index Fund | · Indexing strategy risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Indexing strategy risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

BNY Mellon Smallcap Stock Index Fund | · Small and midsize company risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

BNY Mellon Smallcap Stock Index Fund | · Liquidity risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

BNY Mellon Smallcap Stock Index Fund | · Concentration risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Concentration risk: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the index is concentrated. To the extent the fund concentrates in a particular industry or group of industries or sector, it may be more susceptible to economic conditions and risks affecting those industries or sectors.

BNY Mellon Smallcap Stock Index Fund | S&P 1500® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 1500® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.46%
BNY Mellon Smallcap Stock Index Fund | S&P SmallCap 600® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P SmallCap 600® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.81%
BNY Mellon Smallcap Stock Index Fund | Investor Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DISSX
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.25%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.51%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 628
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	31.15%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(32.76%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.28%
Annual Return [Percent]	oef_AnnlRtrPct	25.84%
Annual Return [Percent]	oef_AnnlRtrPct	12.40%
Annual Return [Percent]	oef_AnnlRtrPct	(8.88%)
Annual Return [Percent]	oef_AnnlRtrPct	22.29%
Annual Return [Percent]	oef_AnnlRtrPct	10.91%
Annual Return [Percent]	oef_AnnlRtrPct	26.26%
Annual Return [Percent]	oef_AnnlRtrPct	(16.58%)
Annual Return [Percent]	oef_AnnlRtrPct	15.52%
Annual Return [Percent]	oef_AnnlRtrPct	8.26%
Annual Return [Percent]	oef_AnnlRtrPct	5.49%
BNY Mellon Smallcap Stock Index Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.67%
BNY Mellon Smallcap Stock Index Fund | Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.09%
BNY Mellon Smallcap Stock Index Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DISIX
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.25%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.00%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.26%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 318
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.54%
Performance Inception Date	oef_PerfInceptionDate	Aug. 31, 2016

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, interest expenses, brokerage fees, commissions and commitment fees on borrowings if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members (in the amount of .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.